SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Plant and equipment are recorded at cost and amortized using either the straight-line method at rates varying from 5% to 30% annually or amortized on a units of production method, based on proven and probable reserves.